Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	As of December 31, 2024	As of June 30, 2025
		(Unaudited)
	RMB	RMB
Cost:
Machinery and electronic equipment	17,409,218	14,733,245
Office furniture	370,667	370,966
Leasehold improvement	2,794,450	2,794,450
Transportation equipment	41,014	41,014
Buildings and facilities attached to buildings	194,892,201	192,785765
Less: Accumulated depreciation	(18,165,635)	(22,568,140)
Property, plant and equipment, net	197,341,915	188,159,300